KEYPORT LATITUDE
GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACTS
ISSUED BY
Variable Account A
OF
KEYPORT LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 16, 2002
TO
PROSPECTUS DATED MAY 1, 2002

------------------------------------------------------------------------------------------------------------------

This supplement contains information about the Wanger U.S. Small Cap fund.

Effective immediately, Wanger U.S. Small Cap has changed its name to Wanger U.S. Smaller Companies.

------------------------------------------------------------------------------------------------------------------

Client Service Hotline
800-367-3653

Distributed by:
Keyport Financial Services Corp.
One Sun Life Executive Park
Boston, Massachusetts 02110

L.SUP	05/02